Organizations and Principal Activities	12 Months Ended
Dec. 31, 2024
Organizations and Principal Activities [Abstract]
ORGANIZATIONS AND PRINCIPAL ACTIVITIES

1. ORGANIZATIONS AND PRINCIPAL ACTIVITIES

Ucommune Group Holdings Limited (“Ucommune Group”) was founded in 2018 and was incorporated in the Cayman Islands. On June 29, 2020, Orisun Acquisition Corp. (“Orisun”), a special purpose acquisition company (“SPAC”), entered into a share exchange agreement (the “Share Exchange Agreement”) with Ucommune Group. Pursuant to the Share Exchange Agreement, Ucommune International Ltd (“the Company”), which is a subsidiary wholly owned by Orisun, acquired all of the issued and outstanding ordinary shares of Ucommune Group from the shareholders of Ucommune Group by newly issuing ordinary shares of Orisun to the shareholders of Ucommune Group (“SPAC Transaction”). The SPAC Transaction was consummated on November 17, 2020. Ucommune Group’s shareholders remains the controlling financial interests of Ucommune Group after the SPAC Transaction, which was accounted for as a reverse recapitalization and fully described below. In connection with the closing of the SPAC Transaction, Orisun had been ceased and Ucommune International Ltd continued as the surviving company.

Ucommune International Ltd, its consolidated subsidiaries, variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively referred to as the “Group”) is primarily engaged in providing long-term leasing, on-demand and short-term leasing solutions to freelancers, start-up entrepreneurs, small medium enterprises and corporations by delivering well-furnished and fully-serviced space on a flexible basis in the People’s Republic of China (“PRC”). The individuals and enterprises registered on U bazaar, a mobile app of the Group, are referred to as members.

Reorganization and termination of VIE agreement

From May to September 2024, the Company has also carried out a series of restructuring transactions and several subsidiaries were transferred from Ucommune (Beijing) Venture Investment Co., Ltd. (“Ucommune Venture”), a variable interest entity of the Company to Beijing U Bazaar Technology Co., Ltd (“Beijing U Bazaar”), another VIE of the Group, and Youshenghengtong (Beijing) Technology Co., Ltd. (“WFOE”), a wholly foreign-owned enterprise of the Company. Since the transactions parties were under common control by the Company at the transaction date, no disposal gain/losses were recognized.

On September 20, 2024, WFOE issued a notice (“Notice of Termination”) to terminate the Ucommune Venture VIE Agreements (as defined below) to Ucommune Venture, and the existing shareholders of Ucommune Venture. As a result, the series of contractual arrangements entered into by and among WFOE, Ucommune Venture and/or its shareholders (the “Ucommune Venture VIE Agreements”), including exclusive business cooperation agreement, equity pledge agreement, exclusive option agreement, shareholders’ voting rights proxy agreement and spousal consent letter, was terminated in accordance with the terms therein following 30 calendar days after the delivery date of the Notice of Termination. On October 26, 2024, the Ucommune Venture VIE Agreements were terminated and by which time Ucommune Venture and its subsidiaries were deconsolidated, and their financial results were no longer included in the Group’s consolidated financial statements.

After these transactions, the Company’s workspace membership business for mid- to large-sized enterprise members and marketing and branding business were continued to be operated by the Company, with the financial results being included in the Company’s consolidated financial statements; and certain non-core businesses of the Company was disposed in connection with the Notice of Termination.

No gain or loss were recognized for this transaction for the year ended December 31, 2024. The impact was reflected as increase of additional-paid-in-capital in the statement of change in shareholders’ equity of RMB14,172, excluding the portion related to discontinued operation. The net loss, excluding the portion related to discontinued operation, from Ucommune Venture and its subsidiaries attribute to the Company and non-controlling interest was RMB44,973 and RMB5,492, respectively, for the year ended December 31, 2024.

As of December 31, 2024, the Company’s major subsidiaries and its VIEs were as follow:

Name	Later of date of establishment or acquisition	Place of establishment	Percentage of legal ownership of the Company	Principal activities
Major Subsidiaries of the Company:
Ucommune Group Holdings Limited	September 21, 2018	Cayman	100%	Investment holding
Ucommune Group Holdings (Hong Kong) Limited (“Ucommune HK”)	December 7, 2018	Hong Kong	100%	Shared workspace
Youshenghengtong (Beijing) Technology Co., Ltd. (“WFOE”)	January 3, 2019	PRC	100%	Technology and internet service
Melo, Inc.	May 15, 2019	Delaware	100%	Technology Innovation
Melo Hongkong Limited	May 15, 2019	Hong Kong	100%	Technology Innovation
Beijing Melo Technology Co. Ltd	May 15, 2019	PRC	100%	Technology Innovation
Beijing Litong Huida Information Technology Co., Ltd	November 17, 2023	PRC	100%	Technology and internet service
Zhuhai Shengguang Zhongshuo Digital Marketing Co., Ltd. (“Shengguang Zhongshuo”)	December 20, 2018	PRC	51%	Marketing service
VIEs:
Beijing UBazaar Technology Co., Ltd (“Beijing U Bazaar”)	August 29, 2018	PRC	Nil	Technology and internet service
Major VIEs’ subsidiaries:
Beijing Ucommune Zhongke Venture Capital Co., Ltd.	September 7, 2015	PRC	Nil	Shared workspace
Ucommune (Beijing) Venture Service Wuhan Co., Ltd.	November 1, 2016	PRC	Nil	Shared workspace
Shanghai Yueban Enterprise Consulting Management Co., Ltd.	March 15, 2021	PRC	Nil	Shared workspace

a. The VIE arrangements

The Company operates substantially all of its business through its VIEs including Beijing U Bazaar. On May 20, 2019, WFOE entered into a series of contractual arrangements with Ucommune Venture, Beijing U Bazaar, and the respective equity interest holders. The series of contractual agreements include exclusive business cooperation agreement, exclusive call option agreement, equity pledge agreement, powers of attorney and spousal consent letters.

The Group believes that these contractual arrangements enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and is able to consolidate the VIEs and VIEs’ subsidiaries.

Details of the contractual agreements are set forth below.

●	Agreements that transfer economic benefits to the Group:

Exclusive Business Cooperation Agreement

Pursuant to the exclusive business cooperation agreement between WFOE and the VIEs, WFOE has the exclusive right to provide or designate any third-party to provide, among other things, leasing solution, permission of intellectual property rights, technological support and business support to the VIEs and their subsidiaries. In exchange, the VIEs and their subsidiaries pay service fees to WFOE in an amount determined by WFOE in its sole discretion. Without the prior written consent of WFOE, the VIEs and their subsidiaries cannot accept services provided by or establish similar cooperation relationship with any third-party. WFOE owns the exclusive intellectual property rights created as a result of the performance of this agreement unless otherwise provided by PRC laws or regulations. The agreement will be effective upon signing by both parties until WFOE signs a separate agreement to acquire the whole equity of the VIEs. Unless otherwise required by applicable PRC laws, the VIEs and their shareholders do not have any right to terminate the agreement.

●	Agreements that provide the Company effective control over VIEs:

Equity Pledge Agreement

Under the equity interest pledge agreement among WFOE, the VIEs and their shareholders, the VIEs’ shareholders pledged all of their equity interests of the VIEs to WFOE as security for performance of the obligations of the VIEs and its shareholders under the exclusive call option agreement, the exclusive business cooperation agreement and the powers of attorney. If any of the specified events of default occurs, WFOE may exercise the right to enforce the pledge immediately. WFOE may transfer all or any of its rights and obligations under the equity interest pledge agreement to its designee(s) at any time. The agreement will remain in effect until the fulfillment of all the obligations under the exclusive call option agreement, the exclusive business cooperation agreement and the powers of attorney.

Exclusive Call Option Agreement

Under the exclusive call option agreement among WFOE, the VIEs and their shareholders, each of the shareholders of the VIEs irrevocably granted WFOE a right to purchase, or designate a third-party to purchase, all or any part of their equity interests in the VIEs at a purchase price equal to the lowest price permissible by the then-applicable PRC laws and regulations at WFOE’s sole and absolute discretion to the extent permitted by PRC law. The shareholders of the VIEs shall promptly give all considerations they received from the exercise of the options to WFOE or its designee(s). The VIEs and their shareholders covenant that, without WFOE’s prior written consent, they will not, among other things, (i) sell, transfer, create any pledge or otherwise dispose of their equity interests in the VIEs or create any pledge or encumbrance on their equity interests in the VIEs; (ii) vote for shareholders’ resolution regarding sell, transfer, create any pledge or otherwise dispose of their equity interests in the VIEs; (iii) change the VIEs’ registered capital; (iv) amend the VIEs’ articles of association; (v) cause the VIEs to enter into any major contracts or terminate any material contracts to which the VIEs is a party; (vi) declare or distribute dividends; (vii) terminate, liquidate or dissolve the VIEs; or (viii) allow the VIEs to incur, inherit, guarantee or permit any debts, except for those payables incurred in the ordinary or usual course of business but not incurred by way of borrowing. The agreement will remain effective until terminated by WFOE at its discretion or the entire equity interests in the VIEs have been transferred to WFOE or its designee(s).

Powers of Attorney

Pursuant to the powers of attorney executed by the VIEs’ shareholders, each of them irrevocably authorized WFOE or its designee(s) to act on their respective behalf as exclusive agent and attorney, to the extent permitted by law, with respect to all rights of shareholders concerning all the equity interest held by each of them in the VIEs, including but not limited to proposing to convene or attend shareholder meetings, signing the resolutions and minutes of such meetings, exercising all the rights as shareholders (including but not limited to voting rights, nomination rights, appointment rights, the right to receive dividends and the right to sell, transfer, pledge or dispose of all the equity held in part or in whole).

Spousal Consent Letters

Pursuant to the spousal consent letters executed by the spouses of relevant individual shareholders of the VIEs, the signing spouses unconditionally and irrevocably agreed that the equity interest in the VIEs held by and registered in the name of their spouses be disposed of in accordance with the exclusive call option agreement, the exclusive business cooperation agreement, the equity interest pledge agreement and the powers of attorney described above, and that their spouses may perform, amend or terminate such agreements without their additional consent. Additionally, the signing spouses agreed not to assert any rights over the equity interest in the VIEs held by their spouses. In addition, in the event that the signing spouses obtain any equity interests in the VIEs held by their spouses for any reason, they agree to be bound by and sign any legal documents substantially similar to the contractual arrangements described above, as may be amended from time to time.

Risks in relation to VIE structure

The Company believes that the contractual arrangements with VIEs and their shareholders are in compliance with existing PRC laws and regulations and are legally enforceable. However, the contractual arrangements are subject to risks and uncertainties, including:

—	VIEs and their shareholders may have or develop interests that conflict with the Group’s interests, which may lead them to pursue opportunities in violation of the aforementioned contractual agreements. If the Group cannot resolve any conflicts of interest or disputes between the Group and the shareholders of VIEs, the Group would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

—	VIEs and their shareholders could fail to obtain proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIE or the Group, mandate a change in ownership structure or operations for the VIEs or the Group, restrict the VIEs or the Group’s use of financing sources or otherwise restrict the VIEs or the Group’s ability to conduct business.

—	The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or the VIEs have failed to comply with the legal obligations required to effectuate such contractual arrangements.

—	If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government may restrict or prohibit the Group’s business and operations in China.

The Group’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Group may not be able to consolidate VIEs and their subsidiaries in the consolidated financial statements as the Group may lose the ability to exert effective control over VIEs and their shareholders, and the Group may lose the ability to receive economic benefits from VIEs.

The Group’s business has been directly operated by the VIEs and their subsidiaries. As of December 31, 2023 and 2024, the VIEs and their subsidiaries accounted for an aggregate of 91.9% and 45.4%, respectively, of the Group’s consolidated total assets, and 96.4% and 75.8% respectively of the Group’s consolidated total liabilities.

The following financial information of the Company’s VIEs and VIEs’ subsidiaries after the elimination of inter-company transactions and balances as of December 31, 2023 and 2024 and for the years ended December 31, 2022, 2023 and 2024 was included in the accompanying consolidated financial statements:

	As of December 31,
	2023	2024
	RMB	RMB	USD
Cash and cash equivalents	49,941	6,960	954
Other current assets	131,826	19,602	2,685
Current assets of discontinued operations	65,230	—	—
Total current assets	246,997	26,562	3,639
Property and equipment, net	54,386	5,665	776
Right-of-use assets, net	141,929	89,832	12,307
Other non-current assets	95,246	22,032	3,018
Non-current assets of discontinued operations	646	—	—
Total non-current assets	292,207	117,529	16,101
TOTAL ASSETS	539,204	144,091	19,740
Accounts payable	95,263	7,089	971
Lease liabilities, current	36,582	7,984	1,094
Other current liabilities	157,598	90,631	12,416
Current liabilities of discontinued operations	129,548	—	—
Total current liabilities	418,991	105,704	14,481
Lease liabilities, non-current	70,628	20,977	2,874
Other non-current liabilities	9,185	5,098	698
Total non-current liabilities	79,813	26,075	3,572
Total liabilities	498,804	131,779	18,053
	For the Years Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Net revenues	560,604	389,403	148,241	20,309
Net loss from continuing operations	(289,669)	(23,832)	(142,896)	(19,577)
Net loss from discontinued operations	(27,446)	(15,051)	(4,496)	(616)
Net cash (used in)/provided by operating activities from continuing operations	(59,350)	11,321	(47,033)	(6,443)
Net cash provided by/(used in) operating activities from discontinued operations	6,520	2,498	(3,640)	(499)
Net cash provided by/(used in) investing activities from continuing operations	14,474	17,417	(5,695)	(780)
Net cash used in investing activities from discontinued operations	(7,219)	(154)	(169)	(23)
Net cash (used in)/provided by financing activities from continuing operations	(33,497)	(17,588)	8,762	1,200
Net cash provided by/(used in) financing activities from discontinued operations	894	(7,541)	7,298	1,000

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations. No creditors (or beneficial interest holders) of the VIEs have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIE through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

b. Going Concern and impact of COVID-19 pandemic

The Group has incurred recurring operating losses since its inception, including net losses from continuing operations of RMB295.1 million, RMB7.5 million and RMB75.5 million for the years ended December 31, 2022, 2023 and 2024, respectively. Accumulated deficit was RMB4,610.1 million as of December 31, 2024. As of December 31, 2024, the Company had cash and cash equivalents of RMB90.4 million, and negative working capital of RMB2.0 million. The COVID-19 pandemic negatively impacted the Group’s business operations for the years ended December 31, 2022. In 2023 and 2024, although the restrictions related to COVID-19 have been lifted, its influence over the economy continued to impact the Company’s financial position, results of operations and cash flows. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

Historically, the Group has relied principally on both operational sources of cash and non-operational sources of financing from investors to fund its operations and business development. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan which includes continued business transition from asset-heavy model to asset-light model in order to improve the profitability, continued exploration of new business opportunities that have synergies with the Company’s core business, controlling operating costs and optimizing operational efficiency to improve the Group’s cash flow from operations. The Group also plans to raise additional capital, including among others, obtaining debt and equity financing, to support its future operation.

The Group continues to explore opportunities to grow its business. However, it has not yet achieved a business scale that is able to generate a sufficient level of revenues to achieve stable net profit and positive cash flows from operating activities, and the Group expects the operating losses will continue for the foreseeable future. If it is unable to grow the business to achieve economies of scale in the future, it will become even more difficult for the Group to sustain a sufficient source of cash to cover its operating costs. There can be no assurance, however, that the Group will be able to obtain additional financing on terms acceptable to the Group, in a timely manner, or at all. In the event that financing sources are not available, or that the Group is unsuccessful in increasing its gross profit margin and reducing operating losses, the Group may be unable to implement its current plans for expansion, repay debt obligations or respond to competitive pressures, any of which would have a material adverse effect on the Group’s business, financial condition and results of operations and would materially adversely affect its ability to continue as a going concern.

The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments that might result from the outcome of such uncertainties.